Leases	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Leases

NOTE 10. LEASES

(a) As a lessee

Precision recognizes right-of-use assets primarily from its leases of real estate and vehicles and equipment.

	Real Estate	Vehicles and Equipment	Total
Balance, December 31, 2023	$37,512	$25,926	$63,438
Additions	469	10,522	10,991
Derecognition	(433)	(861)	(1,294)
Depreciation	(3,588)	(6,086)	(9,674)
Effect of foreign currency exchange differences	1,700	871	2,571
Balance, December 31, 2024	$35,660	$30,372	$66,032
Additions	1,705	5,682	7,387
Reclassifications to Property, Plant and Equipment	—	(2,786)	(2,786)
Derecognition	(228)	(1,295)	(1,523)
Depreciation	(3,633)	(6,171)	(9,804)
Lease remeasurements	(126)	(984)	(1,110)
Effect of foreign currency exchange differences	(870)	(509)	(1,379)
Balance, December 31, 2025	$32,508	$24,309	$56,817

Precision’s real estate lease contracts often contain renewal options which may impact the determination of the lease term for purposes of calculating the lease obligation. If it is reasonably certain that a renewal option will be exercised, the renewal period is included in the lease term. When entering a lease, Precision assesses whether it is reasonably certain renewal options will be exercised. Reasonable certainty is established if all relevant facts and circumstances indicate an economic incentive to exercise the renewal option. For the majority of its real estate leases, Precision is reasonably certain it will exercise its renewal option. Accordingly, the renewal period has been included in the lease term used to calculate the lease obligation.

For the year ended December 31, 2025, Precision had interest and payments of $19 million (2024 – $18 million) in relation to its lease obligations.

The Corporation has commitments under various lease agreements, primarily for real estate and vehicles and equipment. Terms of Precision’s real estate leases run for a period of one to 10 years while vehicle and equipment leases are typically for terms of between three and four years. Expected non-cancellable undiscounted operating lease payments are as follows:

	2025	2024
Less than one year	$21,256	$23,909
One to five years	43,483	50,232
More than five years	28,753	24,429
	$93,492	$98,570

(b) As a lessor

Precision leases its rig equipment under long-term drilling contracts with terms ranging from one to five years. At December 31, 2025, the net book value of the underlying rig equipment subject to long-term drilling contracts was $549 million (2024 – $686 million).

The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be received subsequent to December 31, 2025:

	Operating Leases	Finance Leases
Less than one year	$389,349	$962
One to five years	277,276	3,792
More than five years	—	1,650
Total undiscounted lease receipts	$666,625	$6,404
Unearned finance income on lease receipts		(1,062)
Net investment in the lease		$5,342